BASIS OF PRESENTATION	6 Months Ended	9 Months Ended			12 Months Ended
	Jun. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Houston 150 Homes [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses for the year ended December 31, 2012 has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”).
Houston 150 Homes is not a legal entity and the accompanying statements of revenues over certain operating expenses are not representative of the actual operations for the periods presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Houston 150 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Houston 150 Homes.
The accompanying unaudited statement of revenues over certain operating expenses for the nine months ended September 30, 2013 has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information as contained within the Financial Accounting Standards Board Accounting Standards Codification and the rules and regulations of the SEC, including the instructions to Form 8-K and Article 3-14 of Regulation S-X. Accordingly, the unaudited statement of revenues over certain operating expenses does not include all of the information and footnotes required by GAAP for audited financial statements. In the opinion of management, the statement of revenues over certain operating expenses for the unaudited interim period presented includes all adjustments, which are of a normal and recurring nature, necessary for a fair and consistent presentation of the results for such period.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2012 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Houston 150 Homes was acquired from an unaffiliated party and (ii) based on due diligence of Houston 150 Homes by Reven Housing REIT, management is not aware of any material factors relating to Houston 150 Homes that would cause this financial information not to be indicative of future operating results.

HOUSTON 18 HOMES [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses for the year ended December 31, 2013 has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”).
Houston 18 Homes is not a legal entity and the accompanying statement of revenues over certain operating expenses are not representative of the actual operations for the period presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Houston 18 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Houston 18 Homes.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2013 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Houston 18 Homes was acquired from an unaffiliated party and (ii) based on due diligence of Houston 18 Homes by Reven Housing REIT, management is not aware of any material factors relating to Houston 18 Homes that would cause this financial information not to be indicative of future operating results.

Jacksonville 31 [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses for the year ended December 31, 2013 has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”) for inclusion in Form 8-K/A.
Jacksonville 31 Homes is not a legal entity and the accompanying statements of revenues over certain operating expenses are not representative of the actual operations for the periods presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Jacksonville 31 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Jacksonville 31 Homes.
The accompanying unaudited statement of revenues over certain operating expenses for the six months ended June 30, 2014 has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information as contained within the Financial Accounting Standards Board Accounting Standards Codification and the rules and regulations of the SEC, including the instructions to Form 8-K and Article 3-14 of Regulation S-X. Accordingly, the unaudited statement of revenues over certain operating expenses does not include all of the information and footnotes required by GAAP for audited financial statements. In the opinion of management, the statement of revenues over certain operating expenses for the unaudited interim period presented includes all adjustments, which are of a normal and recurring nature, necessary for a fair and consistent presentation of the results for such period. Operating results for the six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2013 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Jacksonville 31 Homes was acquired from an unaffiliated party and (ii) based on due diligence of Jacksonville 31 Homes by Reven Housing REIT, management is not aware of any material factors relating to Jacksonville 31 Homes that would cause this financial information not to be indicative of future operating results.

Memphis 60 [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses for the year ended December 31, 2013 has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”).
Memphis 60 Homes is not a legal entity and the accompanying statements of revenues over certain operating expenses are not representative of the actual operations for the periods presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Memphis 60 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Memphis 60 Homes.
The accompanying unaudited statement of revenues over certain operating expenses for the six months ended June 30, 2014 has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information as contained within the Financial Accounting Standards Board Accounting Standards Codification and the rules and regulations of the SEC, including the instructions to Form 8-K and Article 3-14 of Regulation S-X. Accordingly, the unaudited statement of revenues over certain operating expenses does not include all of the information and footnotes required by GAAP for audited financial statements. In the opinion of management, the statement of revenues over certain operating expenses for the unaudited interim period presented includes all adjustments, which are of a normal and recurring nature, necessary for a fair and consistent presentation of the results for such period. Operating results for the six months ended June 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2013 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Memphis 60 Homes was acquired from an unaffiliated party and (ii) based on due diligence of Memphis 60 Homes by Reven Housing REIT, management is not aware of any material factors relating to Memphis 60 Homes that would cause this financial information not to be indicative of future operating results.

Memphis 21 [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”).
Memphis 21 Homes is not a legal entity and the accompanying statements of revenues over certain operating expenses are not representative of the actual operations for the periods presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Memphis 21 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Memphis 21 Homes.
The accompanying unaudited statement of revenues over certain operating expenses for the nine months ended September 30, 2014 has been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information as contained within the Financial Accounting Standards Board Accounting Standards Codification and the rules and regulations of the SEC, including the instructions to Form 8-K and Article 3-14 of Regulation S-X. Accordingly, the unaudited statement of revenues over certain operating expenses does not include all of the information and footnotes required by GAAP for audited financial statements. In the opinion of management, the statement of revenues over certain operating expenses for the unaudited interim period presented includes all adjustments, which are of a normal and recurring nature, necessary for a fair and consistent presentation of the results for such period. Operating results for the nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2013 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Memphis 21 Homes was acquired from an unaffiliated party and (ii) based on due diligence of Memphis 21 Homes by Reven Housing REIT, management is not aware of any material factors relating to Memphis 21 Homes that would cause this financial information not to be indicative of future operating results.

Jacksonville 53 [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses for the year ended December 31, 2014 has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”) for inclusion in Form 8-K/A.
Jacksonville 53 Homes is not a legal entity and the accompanying statement of revenues over certain operating expenses is not representative of the actual operations for the period presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Jacksonville 53 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Jacksonville 53 Homes.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2014 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Jacksonville 53 Homes was acquired from an unaffiliated party and (ii) based on due diligence of Jacksonville 53 Homes by Reven Housing REIT, management is not aware of any material factors relating to Jacksonville 53 Homes that would cause this financial information not to be indicative of future operating results.

Jacksonville 140 [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses for the year ended December 31, 2014 has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”) for inclusion in Form S-11.
Jacksonville 140 Homes is not a legal entity and the accompanying statements of revenues over certain operating expenses are not representative of the actual operations for the periods presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Jacksonville 140 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Jacksonville 140 Homes.
The accompanying unaudited statement of revenues over certain operating expenses for the nine months ended September 30, 2015 has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information as contained within the Financial Accounting Standards Board Accounting Standards Codification and the rules and regulations of the SEC, including the instructions to Form 8-K and Article 3-14 of Regulation S-X. Accordingly, the unaudited statement of revenues over certain operating expenses does not include all of the information and footnotes required by GAAP for audited financial statements. In the opinion of management, the statement of revenues over certain operating expenses for the unaudited interim period presented includes all adjustments, which are of a normal and recurring nature, necessary for a fair and consistent presentation of the results for such period. Operating results for the nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2014 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Jacksonville 140 Homes is expected to be acquired from an unaffiliated party and (ii) based on due diligence of Jacksonville 140 Homes by Reven Housing REIT, management is not aware of any material factors relating to Jacksonville 140 Homes that would cause this financial information not to be indicative of future operating results.

Houston 100 [Member]
Business Description and Basis of Presentation [Text Block]
2. BASIS OF PRESENTATION
The accompanying audited statement of revenues over certain operating expenses for the year ended December 31, 2014 has been prepared to comply with the rules and regulations of the Securities and Exchange Commission (“SEC”) for inclusion in Form S-11.
Houston 100 Homes is not a legal entity and the accompanying statements of revenues over certain operating expenses are not representative of the actual operations for the periods presented, as certain revenues and expenses have been excluded on the basis that they may not be comparable to the revenues and expenses Reven Housing REIT expects to incur in the future operations of Houston 100 Homes. Excluded items include interest, depreciation and amortization, and general and administrative costs not directly comparable to the future operations of Houston 100 Homes.
The accompanying unaudited statement of revenues over certain operating expenses for the nine months ended September 30, 2015 has been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information as contained within the Financial Accounting Standards Board Accounting Standards Codification and the rules and regulations of the SEC, including the instructions to Form 8-K and Article 3-14 of Regulation S-X. Accordingly, the unaudited statement of revenues over certain operating expenses does not include all of the information and footnotes required by GAAP for audited financial statements. In the opinion of management, the statement of revenues over certain operating expenses for the unaudited interim period presented includes all adjustments, which are of a normal and recurring nature, necessary for a fair and consistent presentation of the results for such period. Operating results for the nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.
An audited statement of revenues over certain operating expenses for the year ended December 31, 2014 is being presented for the most recent fiscal year available instead of the two most recent years based on the following factors: (i) Houston 100 Homes is expected to be acquired from an unaffiliated party and (ii) based on due diligence of Houston 100 Homes by Reven Housing REIT, management is not aware of any material factors relating to Houston 100 Homes that would cause this financial information not to be indicative of future operating results.